Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of operating segments
The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2021
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	410.9	81.7	—	492.6
Copper revenues	—	232.7	—	232.7
Silver revenues	15.0	5.2	—	20.2
Total revenues(1)	425.9	319.6	—	745.5
Operating expenses	226.5	150.8	—	377.3
Depreciation and depletion	148.0	47.7	—	195.7
Revenue less cost of goods sold	51.4	121.1	—	172.5
Corporate administration	—	—	21.8	21.8
Share-based payment expenses	—	—	2.2	2.2
Exploration and business development	1.7	8.7	0.8	11.2
Income (loss) from operations	49.7	112.4	(24.8)	137.3
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2021.

Year ended December 31, 2020
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	360.7	88.6	—	449.3
Copper revenues	—	180.9	—	180.9
Silver revenues	8.0	5.2	—	13.2
Total revenues(1)	368.7	274.7	—	643.4
Operating expenses	213.2	126.7	—	339.9
Depreciation and depletion	141.3	51.8	—	193.1
Revenue less cost of goods sold	14.2	96.2	—	110.4
Corporate administration	—	—	15.6	15.6
Share-based payment expenses	—	—	7.6	7.6
Exploration and business development	1.0	4.5	0.3	5.8
Income (loss) from operations	13.2	91.7	(23.5)	81.4
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31,2020.

Schedule of segmented assets and liabilities
The following table presents the segmented assets and liabilities:

		Total assets		Total liabilities	Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2021	2020	2021	2020	2021	2020
SEGMENTED ASSETS AND LIABILITIES
Rainy River	1,077.1	1,090.2	371.5	374.8	102.9	140.8
New Afton	901.7	749.7	624.8	551.5	144.3	134.1
Other(2)	498.0	410.2	524.6	534.5	0.1	9.3
Total segmented assets, liabilities and capital expenditures	2,476.8	2,250.1	1,520.9	1,460.8	247.3	284.2
1.Capital expenditures per consolidated statement of cash flows.
2.Other includes corporate balance, exploration properties, and Cerro San Pedro.

Schedule of Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales for the following periods. The following five customers represent 99.4% (2020 – five customers representing 91.4%) of the Company’s sales revenue for the year ended December 31, 2021.

		Year ended December 31
(in millions of U.S. dollars)		2021
CUSTOMER	REPORTING SEGMENT
1	New Afton	178.6
2	Rainy River	174.2
3	Rainy River	144.0
4	New Afton	138.8
5	Rainy River	105.6
Total sales to customers exceeding 10% of annual sales		741.2

		Year ended December 31
(in millions of U.S. dollars)		2020
CUSTOMER	REPORTING SEGMENT
1	New Afton	154.2
2	Rainy River	139.0
3	Rainy River	133.2
4	New Afton	93.7
5	Rainy River	67.8
Total sales to customers exceeding 10% of annual sales		587.9